Equity - Allotted and fully paid share capital (Details) - GBP (£) £ in Millions, shares in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reserves within equity [abstract]
Number of shares (in shares)	2,562	2,601	2,695
Nominal value	£ 742	£ 753	£ 780